OTHER NON-CURRENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2019
OTHER NON-CURRENT LIABILITIES
Summary of other non-current liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Warranty—non-current	17,609,842	18,142,302
Deposits for construction of building —non-current	—	4,216,666

Other non-current liabilities	17,609,842	22,358,968